Revenue and Other Income	12 Months Ended
Dec. 31, 2017
Disclosure Of Revenue And Other Operating Income [Abstract]
Revenue and Other Income
24.	REVENUE AND OTHER INCOME

The detail of revenues presented in the statement of comprehensive income for the years ended December 31, 2017, 2016 and 2015 is as follows:

	For the years ended
Revenues	12-31-2017	12-31-2016	12-31-2015
	ThCh$	ThCh$	ThCh$
Energy sales	1,457,671,722	1,516,688,442	1,474,818,366
Generation	1,457,671,722	1,516,688,442	1,474,818,366
Regulated customers	1,101,089,106	1,180,042,597	1,081,142,280
Non-regulated customers	285,623,737	234,641,908	243,596,910
Spot market sales	70,958,879	102,003,937	150,079,176
Other sales	94,452,287	64,638,599	24,293,133
Natural gas sales	91,652,707	64,443,715	23,797,122
Sales of products and services	2,799,580	194,884	496,011
Other services provided	46,908,131	58,632,774	40,866,012
Tolls and transmission	38,850,596	50,437,592	34,734,375
Other services	8,057,535	8,195,182	6,131,637
Total operating revenue	1,599,032,140	1,639,959,815	1,539,977,511

Other operating income	ThCh$	ThCh$	ThCh$
Commodity derivatives	20,328,649	10,794,682	1,820,371
Other income	15,576,299	8,972,832	2,012,435
Total Other operating income	35,904,948	19,767,514	3,832,806